Schedule of Investments (unaudited) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 2.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$540	$599,076
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,469,701
Series D, Sub Lien, 7.00%, 10/01/51	3,220	3,831,350
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,741,580

		7,641,707

Arizona — 3.1%
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,825	1,942,402
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	7,549,153
5.00%, 12/01/37	1,000	1,412,830

		10,904,385

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,920	2,023,507

California — 5.1%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,315	3,849,729
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	1,365	1,520,787
Series A, 4.00%, 04/01/45	430	488,635
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	160	177,563
Series A, 5.25%, 08/15/49	395	427,165
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,655	1,730,220
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	825	926,599
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	590	610,626
Series A-2, 5.00%, 06/01/47	3,195	3,295,643
San Marcos Unified School District, GO, CAB(b)
Series B, 0.00%, 08/01/33	3,000	2,431,620
Series B, 0.00%, 08/01/43	2,500	1,546,425
State of California, GO, 6.00%, 03/01/33	425	425,068
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	380	444,813

		17,874,893

Colorado — 1.8%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,519,872
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,945	2,161,789
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,405	1,651,395

		6,333,056

Connecticut — 1.4%
State of Connecticut Special Tax Revenue, RB Series A, 4.00%, 05/01/36	365	441,300

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue, RB (continued) Series A, 4.00%, 05/01/39	$230	$275,887
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	4,072,811

		4,789,998

Delaware — 2.0%
County of Sussex Delaware, RB, 6.00%, 10/01/40	1,240	1,242,591
Delaware State Economic Development Authority, RB, 5.38%, 10/01/45	4,275	4,283,593
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,449,630

		6,975,814

District of Columbia — 5.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,829,245
District of Columbia, Refunding RB
5.00%, 04/01/35	465	556,293
5.00%, 10/01/48	2,525	3,008,639
Series A, 6.00%, 07/01/23(c)	820	941,688
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	2,195	2,283,963
Series B, Subordinate, 4.00%, 10/01/49	845	936,632

		19,556,460

Florida — 3.6%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	215	244,399
Series A-1, 5.00%, 10/01/33	240	270,960
Series A-1, 5.00%, 10/01/34	240	269,978
Series A-1, 5.00%, 10/01/35	80	89,574
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,635,296
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	240	270,463
Series A, 5.00%, 06/15/50	795	890,178
Series A, 5.00%, 06/15/55	475	531,786
Jacksonville Port Authority, Refunding RB, AMT, 5.00%, 11/01/22(c)	1,665	1,809,555
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(c)	3,300	3,492,126
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	1,795	987,250
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,930	2,339,720

		12,831,285

Georgia — 2.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	555	648,207
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	795	806,838
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	746,539
Series A, 5.00%, 05/15/36	540	753,230
Series A, 5.00%, 05/15/37	595	836,784
Series A, 5.00%, 05/15/38	325	460,450
Series A, 5.00%, 05/15/49	1,095	1,645,347

1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	$1,720	$1,926,022
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	670	751,646

		8,575,063

Hawaii — 0.4%
State of Hawaii Harbor System Revenue, ARB, Series A, 5.25%, 07/01/30	1,480	1,485,476

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	805	957,861

Illinois — 10.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,600	1,677,168
Series D, 5.00%, 12/01/46	2,090	2,164,457
Series H, 5.00%, 12/01/36	495	526,774
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	705	761,322
Series D, 5.00%, 12/01/27	920	1,010,031
Series F, 5.00%, 12/01/22	675	698,693
Series G, 5.00%, 12/01/34	495	527,759
Chicago O’Hare International Airport, ARB
Series A, 3rd Lien, 5.75%, 01/01/21(c)	4,200	4,218,732
Series A, 3rd Lien, 5.75%, 01/01/39	800	803,560
Series C, 3rd Lien, 6.50%, 01/01/21(c)	2,545	2,557,903
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,035	1,204,864
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	1,150	1,207,673
Cook County Community College District No.508, GO, 5.50%, 12/01/38	845	906,592
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,486,942
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	960	1,049,635
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,475	1,521,610
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(b)	5,700	2,632,317
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(c)	1,255	1,291,244
State of Illinois, GO 5.00%, 02/01/39	1,640	1,691,135
Series A, 5.00%, 04/01/35	2,500	2,568,875
Series A, 5.00%, 04/01/38	3,885	3,977,075
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,050	1,153,047

		37,637,408

Indiana — 3.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	845	920,847
AMT, 7.00%, 01/01/44	3,535	3,881,642
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	3,510	3,644,925
Series A, AMT, 5.00%, 07/01/44	485	518,489

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB (continued)
Series A, AMT, 5.00%, 07/01/48	$1,610	$1,717,484
Series A, AMT, 5.25%, 01/01/51	435	467,277
Indiana Finance Authority, Refunding RB, 4.75%, 05/01/22(c)	1,180	1,212,627
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,502,889

		13,866,180

Iowa — 1.7%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	500	546,560
5.88%, 12/01/26(a)	445	459,663
Series B, 5.25%, 12/01/50(f)	3,060	3,327,015
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.63%, 06/01/46	1,610	1,611,562

		5,944,800

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(c)	1,060	1,172,053
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(g)	1,280	1,389,030

		2,561,083

Louisiana — 1.5%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	875	877,074
Series A, 5.25%, 05/15/31	935	952,812
Series A, 5.25%, 05/15/32	1,195	1,265,959
Series A, 5.25%, 05/15/33	1,300	1,376,388
Series A, 5.25%, 05/15/35	795	869,984

		5,342,217

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	538,988
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 6.25%, 01/01/21(c)	2,400	2,411,688

		2,950,676

Michigan — 2.5%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	4,825	5,209,552
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	895	1,023,245
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,351,009
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,165	1,355,594

		8,939,400

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,115	1,238,553
Series A, 5.25%, 02/15/53	2,230	2,646,274

		3,884,827

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 1.7%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	$6,000	$2,130,000
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	3,180	3,586,118
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	265	279,527

		5,995,645

Nebraska — 0.8%
Central Plains Energy Project, RB
5.25%, 09/01/37	895	967,925
5.00%, 09/01/42	1,570	1,687,624

		2,655,549

New Hampshire(a) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,860	1,909,569
Series C, AMT, 4.88%, 11/01/42	975	1,007,458

		2,917,027

New Jersey — 15.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,805	1,877,778
5.25%, 11/01/44	1,640	1,695,924
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,830	2,178,121
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	560	607,925
4.00%, 11/01/39	450	486,927
5.00%, 06/15/49	2,535	2,934,693
Series EEE, 5.00%, 06/15/48	4,020	4,594,659
AMT, 5.13%, 09/15/23	1,645	1,719,008
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,689,414
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	7,475	8,204,784
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	2,085	2,232,726
Series B, 5.25%, 06/15/36	2,690	2,747,835
Series BB, 4.00%, 06/15/50	1,645	1,744,457
Series BB, 5.00%, 06/15/50	5,395	6,160,982
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/43	770	817,132
Series E, 5.00%, 01/01/45	2,810	3,202,360
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	570	635,368
State of New Jersey, GO
Series A, 4.00%, 06/01/31	620	755,594
Series A, 3.00%, 06/01/32	1,430	1,598,368
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	580	697,038
Sub-Series B, 5.00%, 06/01/46	7,830	9,031,200

		55,612,293

New York — 13.1%
City of New York, GO, Series C, 5.00%, 08/01/42	1,230	1,570,439
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	2,555	2,742,384
Series B, 5.25%, 11/15/39	910	975,456
Metropolitan Transportation Authority, Refunding RB Series C-1, 4.75%, 11/15/45	1,760	1,977,307

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 5.00%, 11/15/50	$575	$661,106
Series C-1, 5.25%, 11/15/55	845	985,718
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	575	641,062
Series A, 4.00%, 07/01/50	1,175	1,370,579
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	1,170	1,201,017
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Series C, 4.00%, 05/01/45	1,200	1,411,044
Sub-Series C-1, 4.00%, 05/01/40	480	577,958
Sub-Series E-1, 5.00%, 02/01/42	2,680	2,813,008
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	2,000	2,010,100
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	4,320	4,491,331
Series 2, Class 2, 5.15%, 11/15/34	365	395,536
Series 2, Class 2, 5.38%, 11/15/40	910	972,735
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	2,431,931
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	8,750	10,249,488
Series A, 3.00%, 03/15/50	1,420	1,501,820
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	385	449,334
AMT, 5.00%, 10/01/40	1,095	1,262,557
Port Authority of New York & New Jersey, ARB
6.00%, 12/01/42	1,635	1,640,510
Series 8, 6.00%, 12/01/36	1,410	1,416,035
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	290	338,413
Series A, 5.00%, 11/15/54	935	1,190,003
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	759	836,681

		46,113,552

North Carolina — 0.9%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	136,940
Series A, 5.00%, 10/01/40	190	224,190
Series A, 4.00%, 10/01/45	115	124,386
Series A, 5.00%, 10/01/45	340	397,103
Series A, 4.00%, 10/01/50	145	156,860
Series A, 5.00%, 10/01/50	380	442,065
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(c)	625	636,669
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	590	921,999

		3,040,212

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,226,754

Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	315	372,922
Series A-2, Class 1, 4.00%, 06/01/38	315	371,650
Series A-2, Class 1, 4.00%, 06/01/39	315	370,771

3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, Class 1, 4.00%, 06/01/48	$825	$928,603
Series B-2, Class 2, 5.00%, 06/01/55	3,640	4,079,785
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	514,414
Series A, 6.13%, 07/01/22(c)	40	43,711
Series A, 6.13%, 07/01/40	670	712,337
Series A, 4.00%, 12/01/49	555	637,290
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	660	763,297
Series A, 3.75%, 08/15/50	1,155	1,293,946
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	810	838,553
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	961,280

		11,888,559

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	1,275	1,490,730
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,230	2,491,601
Series C, 4.00%, 01/01/42	2,120	2,385,721

		6,368,052

Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,980	2,439,142

Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,585,350
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	685	715,154
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	1,350	1,584,481
Series A, 4.00%, 09/01/49	615	665,639
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,030	3,418,597
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,545	2,930,797
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,361,134

		13,261,152

Puerto Rico — 6.5%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	715	729,722
5.63%, 05/15/43	740	746,778
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,690	2,787,620
Series A, Senior Lien, 5.13%, 07/01/37	770	798,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	795	797,639
Series A, Senior Lien, 6.00%, 07/01/44	1,445	1,449,797
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,177	2,357,648
Series A-1, Restructured, 5.00%, 07/01/58	7,707	8,477,084
Series A-2, Restructured, 4.33%, 07/01/40	1,052	1,120,633

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued) Series A-2, Restructured, 4.78%, 07/01/58	$1,812	$1,960,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	6,135	1,835,837

		23,062,543

Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,897,735
Series B, 4.50%, 06/01/45	2,850	3,003,729
Series B, 5.00%, 06/01/50	3,175	3,423,539

		8,325,003

South Carolina — 4.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	3,340	3,919,757
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	3,575	4,075,679
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,545	1,783,950
Series E, 5.25%, 12/01/55	1,840	2,138,669
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 2.45%, 07/01/51	5,000	5,101,400

		17,019,455

Tennessee — 2.2%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(c)	1,470	1,620,117
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	189,477
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	740	867,546
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.25%, 10/01/58	1,055	1,188,605
Tennessee Housing Development Agency, RB, S/F Housing, 2.45%, 07/01/50	4,000	4,070,360

		7,936,105

Texas — 8.3%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,390	2,738,080
Central Texas Regional Mobility Authority, Refunding RB(c)
Senior Lien, 6.25%, 01/01/21	2,350	2,361,398
Sub Lien, 5.00%, 01/01/23	390	428,169
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	665	752,454
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	460	482,416
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,589,477
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	485	552,832
Harris County-Houston Sports Authority, Refunding RB(b)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	2,300	1,107,427
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,699,000
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(b)	6,055	3,257,287

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.13%, 08/15/47(a)	$1,085	$1,091,391
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,699,649
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,955	6,033,258
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,270	1,490,193

		29,283,031

Utah — 1.1%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	240	285,317
Series A, 3.00%, 05/15/50	1,085	1,156,501
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	1,179,722
Series A, AMT, 5.00%, 07/01/48	955	1,156,324

		3,777,864

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, Refunding RB
5.00%, 11/01/49	1,915	2,408,170
4.00%, 11/01/50	1,725	2,003,708

		4,411,878

Virginia — 1.4%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	949,476
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	1,755	1,857,281
AMT, Senior Lien, 6.00%, 01/01/37	2,120	2,260,811

		5,067,568

Washington — 4.0%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/36	5,050	5,212,206
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(c)	2,335	2,893,999
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,878,842
Series C, AMT, 5.00%, 04/01/40	815	914,316
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	2,445	2,727,862
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	375	419,029

		14,046,254

Total Municipal Bonds — 126.3% (Cost: $415,171,665)		445,523,734

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	3,358	3,842,991
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	3,345	4,010,688

		7,853,679

Security	Par (000)	Value

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	$2,463	$3,032,821

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	1,978	2,237,175

Georgia — 0.9%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,321	1,485,655
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,582	1,740,726

		3,226,381

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	4	4,340
Series C, 4.00%, 02/15/41	1,540	1,730,378

		1,734,718

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,237	2,483,510
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,979	5,841,905
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(c)	2,461	2,563,826

		10,889,241

New York — 15.6%
Hudson Yards Infrastructure Corp., RB (i)
5.75%, 02/15/21(c)	1,083	1,095,234
5.75%, 02/15/47	666	673,755
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(i)	9,150	9,373,077
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,670	12,173,568
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	7,040	7,378,040
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,459	1,701,476
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,576	7,655,874
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,164	3,582,189
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	7,217	8,255,807
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,258,274

		55,147,294

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	2,740	3,359,267

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	3,044,596

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(c)	1,695	1,808,718

5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 6.2%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	$3,346	$3,590,330
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	2,660	2,930,203
Lower Colorado River Authority, Refunding RB, 4.00%, 05/15/43	2,241	2,317,556
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(c)	3,720	3,881,411
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	7,600	9,089,144

		21,808,644

Virginia — 2.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	2,370	2,796,126
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,320	6,024,049

		8,820,175

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	3,072	3,386,903

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.8% (Cost: $118,407,077)		126,349,612

Total Long-Term Investments — 162.1% (Cost: $533,578,742)		571,873,346

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	2,316,217	2,316,448

Total Short-Term Securities — 0.6% (Cost: $2,316,289)		2,316,448

Total Investments — 162.7% (Cost: $535,895,031)		574,189,794

Other Assets Less Liabilities — 1.6%		5,358,672

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(75,369,344)

VMTP Shares at Liquidation Value — (42.9)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$352,879,122

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $16,914,023.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$14,396,675	$—	$(12,080,127	)(a)	$172	$(272)	$2,316,448	2,316,217	$205	$—

(a)	Represents net amount purchased (sold).

6

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$445,523,734	$—	$445,523,734
Municipal Bonds Transferred to Tender Option Bond Trusts	—	126,349,612	—	126,349,612
Short-Term Securities
Money Market Funds	2,316,448	—	—	2,316,448

	$2,316,448	$571,873,346	$—	$574,189,794

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(75,343,358)	$—	$(75,343,358)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(226,643,358)	$—	$(226,643,358)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

UT	Unlimited Tax

7